Quarterly Operating Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Operating Results [Abstract]
Schedule of quarterly operating results

	1st	2nd	3rd	4th	Total
	Quarter	Quarter	Quarter	Quarter	Year
2011
Revenues	$1,039	$1,093	$1,335	$1,283	$4,750
Net earnings, including noncontrolling interests	54	30	108	127	319
Net earnings attributable to shareholders	88	48	97	109	342

Earnings attributable to shareholders per common share:
Basic	$.84	$.47	$.97	$1.11	$3.37
Diluted	.83	.46	.95	1.09	3.32

Average number of Common Shares:
Basic	104.6	102.7	99.7	98.2	101.3
Diluted	106.2	104.4	101.3	99.8	102.9

2010
Revenues	$1,034	$1,052	$1,255	$1,156	$4,497
Net earnings, including noncontrolling interests	86	95	136	109	426
Net earnings attributable to shareholders	104	103	143	132	482

Earnings attributable to shareholders per common share:
Basic	$.93	$.93	$1.32	$1.24	$4.41
Diluted	.92	.92	1.30	1.22	4.36

Average number of Common Shares:
Basic	112.0	110.2	108.2	106.7	109.2
Diluted	113.1	111.8	109.5	108.1	110.5

Quarterly information on realized gains (losses) on securities and favorable (unfavorable) development on unpaid loss and loss adjustment expenses

	1st	2nd	3rd	4th	Total
	Quarter	Quarter	Quarter	Quarter	Year
Realized Gains on Securities
2011	$—	$19	$8	$49	$76
2010	4	11	57	29	101

Prior Year Development Favorable (Unfavorable)
2011	$21	$(13)	$34	$27	$69
2010	39	57	14	48	158